Organization (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company

As of December 31, 2016, the Company’s principal subsidiaries and VIEs where Autohome WFOE and Chezhiying WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Subsidiaries

Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%	Investment holding

Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%	Investment holding

Autohome Link Inc.	January 29, 2015	Cayman Islands	100%	Investment holding

Autohome Financing Limited	March 23, 2015	Cayman Islands	100%	Investment holding

Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%	Provision of online advertising services

Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%	Provision of online advertising services

Autohome E-commerce Hong Kong Limited	February 18, 2015	Hong Kong	100%	Provision of information technology services

Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%	Provision of information technology services

Autohome Financing Hong Kong Limited	April 15, 2015	Hong Kong	100%	Provision of financial services

Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%	Provision of technical and consulting services

Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%	Provision of online advertising services

Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%	Provision of information technology services

Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%	Provision of information technology services

Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%	Provision of online advertising services

Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%	Provision of online advertising services

Tianjin Autohome Technologies Co., Ltd.	October 20, 2014	PRC	100%	Provision of information technology services

Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%	Provision of automobile and component parts sales service

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Beijing Chezhiying Technology Co., Ltd.(“Chezhiying WFOE”)	May 26, 2015	PRC	100%	Provision of information technology services

Beijing Chezhiying Software Co., Ltd.(“Chezhiying Software”)	December 9, 2015	PRC	100%	Provision of information technology services

Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	100%	Provision of information technology services

Shanghai Baiche Julian Information Technology Co., Ltd.	December 29, 2014	PRC	100%	Provision of information technology services

Beijing Haochezhijia E-commerce Co., Ltd.	April 25, 2016	PRC	75%	Provision of automobile and component parts sales service

Huai’an Prbrownies Software Co., Ltd.	September 13, 2016	PRC	100%	Provision of information technology services

Chengdu Prbrownies Software Co., Ltd.	September 30, 2016	PRC	100%	Provision of information technology services

Schedule of VIEs
VIEs

Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—	Provision of online advertising and dealer subscription services

Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—	Provision of online advertising services

Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—	Provision of online advertising and dealer subscription services

Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—	Provision of online advertising services

Shanghai You Che You Jia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—	Provision of online advertising services

Guangzhou You Che You Jia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—	Provision of online advertising services

Beijing Autohome Used Car Appraisal Co., Ltd.	January 30, 2015	PRC	—	Provision of used car sales and evaluating service

Beijing Autohome Used Car Brokerage Co., Ltd.	June 10, 2015	PRC	—	Provision of used car brokerage service

Schedule of Assets, Liabilities, and Cash Flows of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2015	2016
	RMB	RMB	US$
Current assets	502,938	1,104,831	159,129
Non-current assets	1,618,469	1,597,753	230,124

Total assets	2,121,407	2,702,584	389,253

Accrued expenses and other payables	111,610	191,942	27,644
Advance from customers	10,942	15,452	2,226
Deferred revenue	6,063	40,115	5,778
Income tax payable	6,408	42,746	6,157
Amounts due to related parties	2,910	1,430	206
Inter-company payables	275,061	761,583	109,691

Total current liabilities	412,994	1,053,268	151,702

Other liabilities	19,906	21,131	3,043
Deferred tax liabilities	8,539	7,400	1,066

Total non-current liabilities	28,445	28,531	4,109

Total liabilities	441,439	1,081,799	155,811

Net assets	1,679,968	1,620,785	233,442

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net revenues	1,473,401	271,198	328,618	47,331
Net income/(loss)	57,358	(68,272)	(71,931)	(10,360)

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	102,403	(23,630)	20,337	2,929
Net cash used in investing activities	(33,773)	(73,318)	(33,204)	(4,782)
Net cash generated from financing activities	—	—	—	—